UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8977

Genworth Financial Asset Management Funds
(Exact name of registrant as specified in charter)

Starr Frohlich, 2300 Contra Costa Blvd., Suite 600, Pleasant Hill, CA 94523
(Address of principal executive offices) (Zip code)

Starr Frohlich, 2300 Contra Costa Blvd., Suite 600, Pleasant Hill, CA 94523
(Name and address of agent for service)

Registrant's telephone number, including area code: (925) 521-2244

Date of fiscal year end: 09/30

Date of reporting period: 07/01/09 – 06/30/10

Item 1. Proxy Voting Record.

Name of Fund:	Genworth Financial Contra Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker

No proxies voted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Genworth Financial Asset Management Funds

By (Signature and Title)*   /s/ Carrie E. Hansen_______________________________
Carrie E. Hansen
Principal Executive Officer

Date               7/27/2010
* Print the name and title of each signing officer under his or her signature.